Cash Flow and Cash Equivalent Information (Details 2) - ARS ($) $ in Thousands	Jun. 30, 2018	Jun. 30, 2017
Cash Flow and Cash Equivalents [Abstract]
Investments in joint ventures		$ (215,296)
Trade and other receivables	(56,545)
Income tax and minimum presumed income tax credits	(165)	(195,709)
Investment properties (Note 9)	(183,295)
Property, plant and equipment (Note 10)	(328)
Borrowings		109,803
Salaries and social security costs	3,917
Deferred income tax (Note 20)	23,065	12,717
Income tax and minimum presumed income tax liabilities	2,072	2,135
Trade and other payables	171,381	26,939
Provisions (Note 19)	702	4,755
Total net non-cash assets acquired	(39,196)	(254,656)
Cash and cash equivalents acquired		(13,902)
Fair value of interest held before business combination		134,259
Goodwill (Note 12)	(129,016)	(63,072)
Non-controlling interests	11,714	124,405
Total net assets acquired	(156,498)	(72,966)
Financed amount	59,561
Cash acquired		13,902
Inflation adjustment	16,660	(47,176)
Acquisition of subsidiaries, net of cash acquired	$ (80,277)	$ (59,064)